COMMITMENTS AND CONTINGENCIES - Purchase Commitments (Details) - Dec. 31, 2021 - Purchase commitment - Schedule of outstanding purchase commitments in relation to bandwidth and cabinet capacity
¥ in Thousands, $ in Thousands
	CNY (¥)	USD ($)
Long-term Purchase Commitment [Line Items]
2022	¥ 698,586	$ 109,623
2022	110,779	17,384
2024	64,525	10,125
2025	2,314	363
2026	2,314	363
2027 and thereafter	3,355	526
Commitments to purchase	¥ 881,873	$ 138,384